Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables	$ 19,794,000,000	$ 2,893,000,000
Premiums, Percentage Assumed to Net	1.00%	0.00%	0.00%
Life Insurance in Force Premiums, Percentage Assumed to Net	1.00%	0.00%	1.00%
Life insurance fees, earned premiums and other
Gross fee income, earned premiums and other	3,502,000,000	3,739,000,000	4,147,000,000
Reinsurance assumed	13,000,000	8,000,000	13,000,000
Reinsurance ceded	(1,869,000,000)	(698,000,000)	(733,000,000)
Net fee income, earned premiums and other	1,646,000,000	3,049,000,000	3,427,000,000
Earned premiums	184,000,000	93,000,000	244,000,000
Group Life and Accident [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded premiums written	71	94	106
Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables	825,000,000	2,893,000,000
Premiums, Percentage Assumed to Net	1.00%	0.00%	0.00%
Life insurance fees, earned premiums and other
Reinsurance assumed	13,000,000	8,000,000	13,000,000
Reinsurance ceded		(517,000,000)	(531,000,000)
Earned premiums	1,537,000,000	2,932,000,000	3,324,000,000
Accident and Health Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Ceded premiums written	152	177	191
Premiums, Percentage Assumed to Net	0.00%	0.00%	0.00%
Life insurance fees, earned premiums and other
Reinsurance assumed	0	0	0
Reinsurance ceded	(155,000,000)	(181,000,000)	(202,000,000)
Earned premiums	109,000,000	117,000,000	103,000,000
Individual Life [Member] | Prudential [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables	0
Retirement Plans and Individual Life Businesses [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables	18,969,000,000	0
Retirement Plans and Individual Life Businesses [Member] | Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables	$ 19,794,000,000	$ 2,893,000,000